VANECK AGRIBUSINESS ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 100.0%
Australia : 2.8%
Incitec Pivot Ltd. 3,315,621 $ 7,120,890
Treasury Wine Estates Ltd. † 1,465,205 12,137,920
19,258,810
Brazil : 3.0%
Rumo SA 2,579,900 9,474,825
Yara International ASA (NOK) 348,079 11,018,155
20,492,980
Canada : 6.0%
Nutrien Ltd. (USD) † 847,663 40,738,684
Underline
China : 3.9%
China Mengniu Dairy Co.
Ltd. (HKD) 4,033,000 9,467,746
Wilmar International Ltd.
(SGD) 6,550,251 17,031,879
26,499,625
Denmark : 1.3%
Bakkafrost P/F (NOK) 108,534 6,260,452
Schouw & Co. A/S 29,892 2,604,558
8,865,010
Germany : 7.7%
Bayer AG 1,409,968 47,825,925
K+S AG 371,477 4,775,551
52,601,476
Indonesia : 0.3%
Golden Agri-Resources Ltd.
(SGD) † 11,140,345 2,433,149
Underline
Israel : 0.8%
ICL Group Ltd. (USD) † 1,259,322 5,352,118
Underline
Japan : 6.1%
Kubota Corp. 2,038,630 29,247,828
Maruha Nichiro Corp. 102,400 2,278,678
NH Foods Ltd. 185,900 6,925,292
Nissui Corp. 518,400 3,344,211
41,796,009
Malaysia : 3.2%
IOI Corp. Bhd 5,601,055 5,102,641
Kuala Lumpur Kepong Bhd 989,870 4,921,037
PPB Group Bhd 1,284,380 4,496,240
SD Guthrie Bhd 6,581,400 7,634,125
22,154,043
Netherlands : 1.3%
OCI NV † 314,605 8,992,604
Underline
Norway : 4.3%
Leroy Seafood Group ASA 610,588 2,804,636
Mowi ASA 996,847 17,941,223
Salmar ASA 161,098 8,465,841
29,211,700
Russia : 0.0%
PhosAgro PJSC ∞ 97,916 0
PhosAgro PJSC (USD)
(GDR) ∞ 1 0
PhosAgro PJSC (USD)
(GDR) ∞ 1,892 0
0
Number
of Shares Value
Singapore : 0.7%
Charoen Pokphand
Indonesia Tbk PT (IDR) 15,205,200 $ 4,720,240
Underline
Switzerland : 1.1%
Bucher Industries AG 16,508 7,517,917
Underline
Taiwan : 0.5%
Taiwan Fertilizer Co. Ltd. 1,817,000 3,320,859
Underline
Thailand : 1.3%
Charoen Pokphand Foods
PCL (NVDR) 11,666,336 8,649,016
Underline
United Kingdom : 2.8%
CNH Industrial NV (USD) 1,468,516 16,300,528
Genus Plc 112,793 3,040,853
19,341,381
United States : 52.9%
AGCO Corp. † 118,390 11,585,645
Archer-Daniels-Midland Co. 601,338 35,923,932
Balchem Corp. 45,126 7,942,176
Bunge Global SA 221,217 21,378,411
CF Industries Holdings, Inc. 286,152 24,551,842
Corteva, Inc. 818,767 48,135,312
Darling Ingredients, Inc. * 302,674 11,247,366
Deere & Co. 132,802 55,422,259
Elanco Animal Health, Inc. * 603,115 8,859,759
FMC Corp. 204,076 13,456,771
Mosaic Co. 575,369 15,408,382
Neogen Corp. * † 317,261 5,333,157
Pilgrim's Pride Corp. * 104,151 4,796,154
Toro Co. † 155,246 13,464,486
Tyson Foods, Inc. 523,172 31,160,124
Zoetis, Inc. 271,623 53,069,702
361,735,478
Total Common Stocks
(Cost: $866,170,708) 683,681,099
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.3%
Money Market Fund: 1.3%
(Cost: $9,157,170)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 9,157,170 9,157,170
Total Investments: 101.3%
(Cost: $875,327,878) 692,838,269
Liabilities in excess of other assets: (1.3)% (9,209,858)
NET ASSETS: 100.0% $ 683,628,411

VANECK AGRIBUSINESS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Definitions:
GDR Global Depositary Receipt
HKD Hong Kong Dollar
IDR Indonesian Rupiah
NOK Norwegian Krone
NVDR Non-Voting Depositary Receipt
SGD Singapore Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $50,987,621.
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
* Non-income producing